Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,216,847	$ 1,280,680	$ 1,300,515
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	863,945	875,935	985,953
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	208,309	208,640	225,217
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 144,594	$ 196,105	$ 89,345